Supplemental Cash Flow Information - Summary of Non-cash Investing and Financing Transactions (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Statement of cash flows [abstract]
Addition of equipment by lease	$ 149	$ 161